Revenue from Contracts with Customers - Schedule of Details of Incremental Costs of Obtaining Contract Recognized As Assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Revenue From Contracts With Customers [Abstract]
Incremental costs of obtaining a contract	₩ 1,826	₩ 2,386